Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Trading Symbol	GSL
Entity Registrant Name	Global Ship Lease, Inc.
Entity Central Index Key	0001430725
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Common Class A [Member]
Document Information [Line Items]
Entity Common Shares, Shares Outstanding	9,017,205
Common Class B [Member]
Document Information [Line Items]
Entity Common Shares, Shares Outstanding	925,745